3. Loans, TDR Loan Modifications (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
TDR Loans
Post-Modification Outstanding Recorded Investment	$ 15,000	$ 21,900
Construction and land development
TDR Loans
Number of Contracts	1	2
Pre-Modification Outstanding Recorded Investment	291	841
Post-Modification Outstanding Recorded Investment	266	824
Single-family residential
TDR Loans
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	849
Post-Modification Outstanding Recorded Investment	845
Single-family residential- Banco de la Gente stated income
TDR Loans
Number of Contracts	3	7
Pre-Modification Outstanding Recorded Investment	281	796
Post-Modification Outstanding Recorded Investment	278	788
Total real estate TDR loans
TDR Loans
Number of Contracts	6	9
Pre-Modification Outstanding Recorded Investment	1,421	1,637
Post-Modification Outstanding Recorded Investment	1,389	1,612
Total TDR Loans
TDR Loans
Number of Contracts	6	9
Pre-Modification Outstanding Recorded Investment	1,421	1,637
Post-Modification Outstanding Recorded Investment	$ 1,389	$ 1,612